Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2019
Distribution Date:	5/15/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Floating(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$27,187,994,100

OSFI Covered Bond Limit			$41,143,606,193

Series Ratings	Moody's	Fitch	DBRS
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2019
Distribution Date:	5/15/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2019
Distribution Date:	5/15/2019

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$27,187,994,100

A = Lesser of (i) LTV Adjusted Loan Balance and			36,999,835,761		A (i)	38,994,756,088
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	36,999,835,761
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			409,772,860
Total: A + B + C + D + E - F			36,861,238,592

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			104.7%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			28,463,971,358

A = lesser of (i) Present Value of outstanding loan balance of			38,558,115,186
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			38,829,290,876

Intercompany Loan Balance

Guarantee Loan			28,452,541,314
Demand Loan			11,255,397,595
Total			39,707,938,909

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
April 30, 2019	N/A		N/A

Portfolio Flow of Funds

	4/30/2019		3/28/2019
Cash Inflows
Principal Receipts	427,829,174.44		370,485,563.87
Sale of Loans	83,967,227.77		72,169,642.60
Revenue Receipts	110,645,807.93		97,195,282.22
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(110,638,656.94)	(7)	(96,916,889.91)	(8)
Purchase of Loans	(47,094,376.01)		(28,279,376.54)
Intercompany Loan Repayment	(464,702,026.20)	(7)	(414,375,829.93)	(8)
Distribution to Partners	-		(12,968,559.67)
Other Inflows / Outflows(9)	(1,179.41)		(24.67)
Net Inflows/(Outflows)	5,971.58		(12,690,192.03)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.             .

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.6393%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on May 17th, 2019.

(8) This amount was paid out on April 17th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2019
Distribution Date:	5/15/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$ 39,444,791,696
Current Month Ending Balance (1)	$ 38,985,473,225
Number of Mortgage Loans in Pool	179,428
Average Loan Size	$217,276
Number of Primary Borrowers	157,336
Number of Properties	161,247

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.57%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.42%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.70%
Weighted Average Seasoning of Loans in the Portfolio	27.28	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.01%
Weighted Average Original Term of Loans in the Portfolio	55.37	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	28.09	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	36.17	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	179,326	99.94%	38,960,887,851	99.94%
30 to 59 Days Past Due	67	0.04%	16,939,607	0.04%
60 to 89 Days Past Due	35	0.02%	7,645,766	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	179,428	100.00%	38,985,473,225	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,715	10.99%	4,611,694,103	11.83%
British Columbia	24,849	13.85%	7,253,648,271	18.61%
Manitoba	3,184	1.77%	463,930,690	1.19%
New Brunswick	4,006	2.23%	403,789,737	1.04%
Newfoundland	4,159	2.32%	591,591,993	1.52%
Northwest Territories	56	0.03%	11,351,659	0.03%
Nova Scotia	6,124	3.41%	783,775,514	2.01%
Nunavut	-	0.00%	-	0.00%
Ontario	92,944	51.80%	20,958,476,187	53.76%
Prince Edward Island	847	0.47%	91,947,029	0.24%
Quebec	18,176	10.13%	2,797,868,394	7.18%
Saskatchewan	5,075	2.83%	961,066,673	2.47%
Yukon	293	0.16%	56,332,974	0.14%
Total	179,428	100.00%	38,985,473,225	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,735	1.52%	482,150,884	1.24%
599 or less	1,233	0.69%	248,096,626	0.64%
600 - 650	2,923	1.63%	632,878,004	1.62%
651 - 700	9,605	5.35%	2,121,784,354	5.44%
701 - 750	20,989	11.70%	4,811,020,414	12.34%
751 - 800	31,775	17.71%	7,397,972,234	18.98%
801 and Above	110,168	61.40%	23,291,570,708	59.74%
Total	179,428	100.00%	38,985,473,225	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2019
Distribution Date:	5/15/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	136,777	76.23%	27,538,403,180	70.64%
Variable	42,651	23.77%	11,447,070,045	29.36%
Total	179,428	100.00%	38,985,473,225	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	140,749	78.44%	27,830,655,645	71.39%
Non-STEP	38,679	21.56%	11,154,817,580	28.61%
Total	179,428	100.00%	38,985,473,225	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,730	7.09%	2,792,534,123	7.16%
Owner Occupied	166,698	92.91%	36,192,939,102	92.84%
Total	179,428	100.00%	38,985,473,225	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	27,586	15.37%	6,804,448,156	17.45%
2.5000 - 2.9999	74,125	41.31%	14,561,674,635	37.35%
3.0000 - 3.4999	43,692	24.35%	9,713,298,825	24.92%
3.5000 - 3.9999	33,052	18.42%	7,747,284,578	19.87%
4.0000 - 4.4999	531	0.30%	84,797,409	0.22%
4.5000 - 4.9999	249	0.14%	39,406,769	0.10%
5.0000 - 5.4999	59	0.03%	6,826,526	0.02%
5.5000 and Above	134	0.07%	27,736,328	0.07%
Total	179,428	100.00%	38,985,473,225	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,427	10.27%	1,388,644,789	3.56%
20.01-25.00	7,324	4.08%	988,789,261	2.54%
25.01-30.00	8,629	4.81%	1,395,829,534	3.58%
30.01-35.00	10,833	6.04%	2,015,438,607	5.17%
35.01-40.00	13,256	7.39%	2,765,770,275	7.09%
40.01-45.00	15,520	8.65%	3,474,276,558	8.91%
45.01-50.00	17,717	9.87%	4,181,498,606	10.73%
50.01-55.00	19,031	10.61%	4,647,257,886	11.92%
55.01-60.00	17,362	9.68%	4,433,129,180	11.37%
60.01-65.00	15,507	8.64%	4,074,560,412	10.45%
65.01-70.00	13,762	7.67%	3,562,390,996	9.14%
70.01-75.00	11,603	6.47%	3,060,673,760	7.85%
75.01-80.00	8,251	4.60%	2,330,496,910	5.98%
80.01-90.00	1,976	1.10%	589,559,606	1.51%
90.01-100.00	197	0.11%	70,100,456	0.18%
Over 100.00	33	0.02%	7,056,389	0.02%
Total	179,428	100.00%	38,985,473,225	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2019
Distribution Date:	5/15/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	25,613	14.27%	4,329,693,211	11.11%
12.00 - 23.99	48,913	27.26%	9,393,159,749	24.09%
24.00 - 35.99	61,379	34.21%	14,080,630,110	36.12%
36.00 - 41.99	20,320	11.32%	5,298,402,157	13.59%
42.00 - 47.99	9,312	5.19%	2,339,547,792	6.00%
48.00 - 53.99	8,908	4.96%	2,561,619,939	6.57%
54.00 - 59.99	3,973	2.21%	785,274,006	2.01%
60.00 - 65.99	821	0.46%	163,114,528	0.42%
66.00 - 71.99	35	0.02%	5,323,725	0.01%
72.00 and Above	154	0.09%	28,708,008	0.07%
Total	179,428	100.00%	38,985,473,225	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	47,093	26.25%	2,794,478,304	7.17%
100,000 - 149,999	28,945	16.13%	3,621,645,547	9.29%
150,000 - 199,999	26,089	14.54%	4,547,191,959	11.66%
200,000 - 249,999	21,007	11.71%	4,709,298,664	12.08%
250,000 - 299,999	16,035	8.94%	4,388,110,904	11.26%
300,000 - 349,999	11,028	6.15%	3,570,783,362	9.16%
350,000 - 399,999	7,762	4.33%	2,898,174,465	7.43%
400,000 - 449,999	5,312	2.96%	2,250,799,752	5.77%
450,000 - 499,999	4,103	2.29%	1,942,865,141	4.98%
500,000 - 549,999	2,939	1.64%	1,540,266,559	3.95%
550,000 - 599,999	2,241	1.25%	1,285,948,752	3.30%
600,000 - 649,999	1,653	0.92%	1,030,273,948	2.64%
650,000 - 699,999	1,208	0.67%	813,866,479	2.09%
700,000 - 749,999	892	0.50%	645,018,561	1.65%
750,000 - 799,999	684	0.38%	529,734,175	1.36%
800,000 - 849,999	545	0.30%	449,216,983	1.15%
850,000 - 899,999	422	0.24%	369,178,831	0.95%
900,000 - 949,999	354	0.20%	326,625,163	0.84%
950,000 - 999,999	244	0.14%	237,806,523	0.61%
1,000,000 or Greater	872	0.49%	1,034,189,153	2.65%
Total	179,428	100.00%	38,985,473,225	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,259	16.31%	5,915,701,486	15.17%
Single Family	143,484	79.97%	31,522,496,114	80.86%
Multi Family	5,969	3.33%	1,404,755,090	3.60%
Other	716	0.40%	142,520,536	0.37%
Total	179,428	100.00%	38,985,473,225	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2019
Distribution Date:	5/15/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	66,476,152	50,553,869	67,343,533	86,066,124	121,930,216	139,684,708	209,899,508	268,248,294	366,103,028	454,671,567	554,003,405	969,340,592	941,883,552	294,655,600	20,833,957	-	4,611,694,103	11.83%
Alberta	Current and Less Than 30 Days Past Due	66,476,152	50,553,869	67,343,533	86,066,124	121,814,798	139,684,708	209,899,508	268,248,294	365,915,816	454,671,567	553,772,528	967,783,092	939,434,498	294,655,600	20,833,957	-	4,607,154,042	99.90%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	187,212	-	-	746,216	1,401,071	-	-	-	2,334,499	0.05%
Alberta	60 to 89 Days Past Due	-	-	-	-	115,418	-	-	-	-	-	230,877	811,284	1,047,982	-	-	-	2,205,562	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	351,802,929	235,935,706	344,927,205	495,610,591	703,685,234	856,316,579	900,789,234	848,805,578	777,929,295	714,817,410	447,173,647	290,013,895	187,951,311	91,679,978	3,440,841	2,768,839	7,253,648,271	18.61%
	Current and Less Than 30 Days Past Due	351,683,566	235,935,706	344,356,305	495,610,591	703,033,272	856,316,579	900,444,465	848,805,578	777,749,238	714,817,410	447,173,647	290,013,895	187,951,311	91,679,978	3,440,841	2,768,839	7,251,781,221	99.97%
British Columbia	30 to 59 Days Past Due	119,363	-	570,899	-	651,962	-	344,769	-	-	-	-	-	-	-	-	-	1,686,994	0.02%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	180,057	-	-	-	-	-	-	-	180,057	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,416,535	7,853,143	8,687,149	13,193,925	18,298,088	29,250,779	32,277,605	46,511,023	56,768,554	66,829,408	75,912,407	75,562,854	22,923,190	1,176,652	269,377	-	463,930,690	1.19%
Manitoba	Current and Less Than 30 Days Past Due	8,416,535	7,853,143	8,687,149	13,193,925	18,298,088	29,250,779	32,277,605	46,511,023	56,768,554	66,829,408	75,714,183	75,562,854	22,923,190	1,176,652	269,377	-	463,732,466	99.96%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	198,224	-	-	-	-	-	198,224	0.04%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,794,681	8,433,689	9,632,825	17,041,670	25,754,978	38,755,753	50,803,778	85,253,206	70,754,891	44,818,204	25,480,327	8,297,770	7,832,970	-	134,996	-	403,789,737	1.04%
New Brunswick	Current and Less Than 30 Days Past Due	10,794,681	8,433,689	9,632,825	17,041,670	25,613,194	38,755,753	50,650,434	85,171,925	70,589,156	44,818,204	25,480,327	8,297,770	7,832,970	-	134,996	-	403,247,592	99.87%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	141,785	-	86,734	81,281	-	-	-	-	-	-	-	-	309,800	0.08%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	66,610	-	165,735	-	-	-	-	-	-	-	232,345	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,425,169	4,518,340	6,410,633	8,988,988	13,056,079	19,866,744	26,223,934	35,743,079	42,847,914	61,240,375	77,605,218	146,153,645	136,698,231	5,103,000	710,643	-	591,591,993	1.52%
Newfoundland	Current and Less Than 30 Days Past Due	6,425,169	4,518,340	6,410,633	8,988,988	13,056,079	19,866,744	26,223,934	35,743,079	42,847,914	61,240,375	77,327,959	146,067,096	136,698,231	5,103,000	710,643	-	591,228,186	99.94%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	277,259	86,549	-	-	-	-	363,807	0.06%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	452,956	75,100	411,368	201,022	1,167,962	993,684	1,049,707	2,407,701	1,455,781	1,306,853	1,368,695	235,919	224,910	-	-	-	11,351,659	0.03%
North West Territories	Current and Less Than 30 Days Past Due	452,956	75,100	411,368	201,022	1,167,962	993,684	1,049,707	2,407,701	1,455,781	1,306,853	1,368,695	235,919	224,910	-	-	-	11,351,659	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,896,028	11,719,909	16,419,837	21,539,530	32,029,651	48,639,226	64,715,990	102,200,449	93,810,168	101,364,619	134,483,741	109,626,127	30,330,238	-	-	-	783,775,514	2.01%
Nova Scotia	Current and Less Than 30 Days Past Due	16,886,517	11,719,909	16,419,837	21,539,530	32,029,651	48,614,207	64,715,990	102,017,571	93,810,168	101,204,150	134,299,860	109,626,127	30,330,238	-	-	-	783,213,757	99.93%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	25,019	-	182,878	-	160,469	183,881	-	-	-	-	-	552,247	0.07%
Nova Scotia	60 to 89 Days Past Due	9,511	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	9,511	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	836,447,825	603,754,850	846,418,131	1,240,197,818	1,672,569,199	2,107,616,323	2,565,256,981	2,766,824,206	2,478,210,360	2,104,241,887	1,642,583,313	1,015,132,801	847,108,995	186,334,908	41,667,558	4,111,030	20,958,476,187	53.76%
Ontario	Current and Less Than 30 Days Past Due	836,447,825	603,533,084	845,927,949	1,239,477,618	1,672,051,818	2,106,602,658	2,562,751,611	2,764,428,506	2,477,038,086	2,103,163,587	1,641,574,155	1,015,132,801	846,538,170	186,334,908	41,667,558	4,111,030	20,946,781,364	99.94%
Ontario	30 to 59 Days Past Due	-	131,262	-	500,486	300,967	613,105	2,126,810	2,116,075	743,001	1,078,300	176,070	-	570,825	-	-	-	8,356,903	0.04%
Ontario	60 to 89 Days Past Due	-	90,503	490,183	219,714	216,415	400,560	378,559	279,626	429,272	-	833,088	-	-	-	-	-	3,337,920	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,054,152	1,690,422	1,934,144	3,799,120	6,563,853	8,981,075	13,736,322	20,803,304	12,228,391	8,196,038	6,141,948	2,450,653	2,367,606	-	-	-	91,947,029	0.24%
Prince Edward Island	Current and Less Than 30 Days Past Due	3,054,152	1,690,422	1,934,144	3,799,120	6,563,853	8,981,075	13,736,322	20,672,890	12,228,391	8,196,038	6,141,948	2,450,653	2,367,606	-	-	-	91,816,615	99.86%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	56,399	-	-	-	-	-	-	-	-	56,399	0.06%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	74,015	-	-	-	-	-	-	-	-	74,015	0.08%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	67,013,693	48,155,137	69,989,637	95,897,161	119,100,748	156,696,399	211,289,473	266,176,239	331,594,108	402,425,368	499,741,854	393,962,262	122,503,651	10,520,059	2,626,084	176,520	2,797,868,394	7.18%
Quebec	Current and Less Than 30 Days Past Due	67,013,693	48,155,137	69,989,637	95,897,161	119,100,748	156,696,399	211,065,167	265,829,414	331,427,267	402,312,201	499,361,540	392,836,145	122,503,651	10,520,059	2,626,084	176,520	2,795,510,823	99.92%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	224,307	346,825	166,841	-	380,314	524,675	-	-	-	-	1,642,962	0.06%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	113,167	-	601,442	-	-	-	-	714,609	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,173,508	14,793,161	21,476,014	30,375,370	47,630,567	62,861,108	95,984,107	197,135,495	194,990,817	109,201,573	91,775,241	48,296,032	27,284,273	89,407	-	-	961,066,673	2.47%
Saskatchewan	Current and Less Than 30 Days Past Due	19,173,508	14,746,872	21,476,014	30,375,370	47,630,567	62,751,398	95,801,542	196,729,881	194,171,545	108,764,717	91,775,241	48,296,032	27,284,273	89,407	-	-	959,066,366	99.79%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	182,565	405,615	272,314	248,065	-	-	-	-	-	-	1,108,560	0.12%
Saskatchewan	60 to 89 Days Past Due	-	46,289	-	-	-	109,711	-	-	546,957	188,790	-	-	-	-	-	-	891,747	0.09%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,691,160	1,305,935	2,179,057	2,527,288	3,983,701	4,614,180	9,471,966	7,149,312	6,435,873	5,447,108	6,121,200	1,601,210	3,387,982	-	417,002	-	56,332,974	0.14%
Yukon	Current and Less Than 30 Days Past Due	1,691,160	1,305,935	2,179,057	2,527,288	3,983,701	4,614,180	9,142,753	7,149,312	6,435,873	5,447,108	6,121,200	1,601,210	3,387,982	-	417,002	-	56,003,761	99.42%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	329,213	-	-	-	-	-	-	-	-	-	329,213	0.58%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,388,644,789	988,789,261	1,395,829,534	2,015,438,607	2,765,770,275	3,474,276,558	4,181,498,606	4,647,257,886	4,433,129,180	4,074,560,412	3,562,390,996	3,060,673,760	2,330,496,910	589,559,606	70,100,456	7,056,389	38,985,473,225	100.00%
	Current and Less Than 30 Days Past Due	1,388,515,915	988,521,207	1,394,768,451	2,014,718,406	2,764,343,728	3,473,128,163	4,177,759,038	4,643,715,173	4,430,437,790	4,072,771,619	3,560,111,284	3,057,903,594	2,327,477,031	589,559,606	70,100,456	7,056,389	38,960,887,851	99.94%
	30 to 59 Days Past Due	119,363	131,262	570,899	500,486	1,094,713	638,124	3,294,398	3,189,073	1,369,369	1,486,835	1,215,748	1,357,440	1,971,896	-	-	-	16,939,607	0.04%
	60 to 89 Days Past Due	9,511	136,792	490,183	219,714	331,834	510,271	445,170	353,641	1,322,022	301,958	1,063,965	1,412,726	1,047,982	-	-	-	7,645,766	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2019
Distribution Date:	5/15/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	22,196,660	16,556,133	21,100,222	32,888,359	31,570,310	37,209,334	37,421,227	40,160,558	44,594,972	46,469,571	48,108,947	46,269,628	50,240,104	6,404,067	499,750	461,044	482,150,884	1.24%
<=599	4,226,114	2,942,126	7,428,188	11,520,646	19,646,240	24,522,427	21,012,721	34,753,538	27,696,291	33,277,213	22,340,132	21,534,912	14,411,662	2,784,417	-	-	248,096,626	0.64%
600-650	10,765,269	12,174,277	14,308,499	23,797,695	42,826,859	49,652,631	59,133,784	83,420,603	78,377,359	72,377,654	67,980,731	52,178,157	51,751,297	12,784,604	1,348,585	-	632,878,004	1.62%
651-700	38,027,075	27,217,472	50,933,696	76,501,024	134,532,446	168,893,922	215,261,283	257,490,792	265,596,031	244,383,225	228,391,742	199,848,958	164,468,221	40,596,682	7,873,853	1,767,931	2,121,784,354	5.44%
701-750	103,677,820	88,966,560	129,446,928	194,145,684	290,509,756	352,923,568	499,439,649	556,725,944	530,666,579	533,858,980	528,785,463	493,493,633	407,807,894	86,454,272	13,308,531	809,153	4,811,020,414	12.34%
751-800	184,160,724	143,579,318	213,049,747	321,281,474	452,034,409	639,550,404	748,306,019	870,526,453	843,761,115	819,381,149	779,967,365	672,303,976	550,934,660	142,019,154	15,430,372	1,685,893	7,397,972,234	18.98%
>800	1,025,591,127	697,353,375	959,562,252	1,355,303,726	1,794,650,255	2,201,524,273	2,600,923,923	2,804,179,997	2,642,436,833	2,324,812,618	1,886,816,617	1,575,044,495	1,090,883,073	298,516,409	31,639,367	2,332,368	23,291,570,708	59.74%
Total	1,388,644,789	988,789,261	1,395,829,534	2,015,438,607	2,765,770,275	3,474,276,558	4,181,498,606	4,647,257,886	4,433,129,180	4,074,560,412	3,562,390,996	3,060,673,760	2,330,496,910	589,559,606	70,100,456	7,056,389	38,985,473,225	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.